Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares
Earnings Per Share [Abstract]
Net Income (Loss) | ¥	¥ (5,790,264)		¥ (10,375,775)		¥ (9,138,972)
Net loss attributable to ordinary shareholders of XPeng Inc. | ¥	¥ (5,790,264)		¥ (10,375,775)		¥ (9,138,972)
Weighted average number of ordinary shares outstanding-Basic | shares	1,891,357,212		1,740,921,519		1,712,533,564
Weighted average number of ordinary shares outstanding-Diluted | shares	1,891,357,212		1,740,921,519		1,712,533,564
Net loss per ordinary share, Basic | (per share)	¥ (3.06)	$ 3.06	¥ (5.96)	$ 5.96	¥ (5.34)	$ 5.34
Net loss per ordinary share, Diluted | (per share)	¥ (3.06)	$ 3.06	¥ (5.96)	$ 5.96	¥ (5.34)	$ 5.34